Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0	$ 1	$ 0
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	6,355
Fair value of plan assets at December 31	6,715	6,355
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(1,439)	(1,183)	(1,540)
Prior service credit	39	56	72
Amount recognized in OCI and NCI	(1,400)	(1,127)	(1,468)
Taxes associated with amount recognized in OCI and NCI	311	266	352
Amount recognized in OCI and NCI, net of tax	(1,089)	(861)	(1,116)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	2,457	3,434
Service cost	40	50	61
Interest cost	48	13
Interest cost			(5)
Contributions by plan participants	34	34
Benefit payments	(134)	(96)
Settlements	(97)	(92)
Benefit obligations of businesses acquired (divested)	0	(328)
Actuarial (gain) loss	224	(478)
Plan amendments and other	1	0
Exchange rate differences	261	(80)
Benefit obligation at December 31	2,834	2,457	3,434
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	3,183	4,113
Actual return on plan assets	147	(310)
Contributions by employer	18	37
Contributions by plan participants	34	34
Benefit payments	(134)	(96)
Settlements	(97)	(92)
Plan assets of businesses acquired (divested)	0	(414)
Exchange rate differences	325	(89)
Fair value of plan assets at December 31	3,476	3,183	4,113
Funded status-overfunded (underfunded)	642	726
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	3,572	5,115
Service cost	30	38	47
Interest cost	166	87	72
Contributions by plan participants	11	10
Benefit payments	(236)	(234)
Settlements	(69)	(36)
Benefit obligations of businesses acquired (divested)	0	(2)
Actuarial (gain) loss	91	(1,075)
Plan amendments and other	5	(3)
Exchange rate differences	99	(328)
Benefit obligation at December 31	3,669	3,572	5,115
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	3,172	4,463
Actual return on plan assets	178	(789)
Contributions by employer	89	58
Contributions by plan participants	11	10
Benefit payments	(236)	(234)
Settlements	(69)	(36)
Plan assets of businesses acquired (divested)	1	(1)
Exchange rate differences	93	(299)
Fair value of plan assets at December 31	3,239	3,172	4,463
Funded status-overfunded (underfunded)	(430)	(400)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Amount recognized in OCI and NCI, net of tax	$ 14	$ 37	$ 28